Share based compensation - JSOP 2016 and SOP 2019 Narrative (Details) - SOP 2019	12 Months Ended
	Dec. 31, 2024 item € / shares shares	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per option | shares	1
Exercise price per share (in unit per share) | € / shares	€ 1.00
Options waiting period	4 years
Options exercise period	7 years
Option forfeiture period	6 months
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum growth to exercise options (as a percent)	10.00%
Number of tranches | item	1
Vesting period	4 years	3 years
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Termination forfeiture period	4 years